Net Financial Result (Tables)	6 Months Ended
Jun. 30, 2025
Net Financial Result [Abstract]
Schedule of Net Financial Result
	For the three months ended June 30,		For the six months ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
		(in €)

Interest income	522,221	848,243	1,015,985	1,754,148
Interest expenses	(323)	(2,056)	(766)	25
Interest on lease liabilities	(3,032)	(6,676)	(6,675)	(10,869)
Financial result	518,866	839,511	1,008,544	1,743,304

Foreign exchange income	1,892,850	1,754,243	3,121,858	3,803,826
Foreign exchange expense	(4,762,833)	(1,042,832)	(7,900,671)	(1,268,039)
Foreign exchange result	(2,869,983)	711,411	(4,778,812)	2,535,787

Result of expected credit loss adjustment on marketable securities	—	—	—	103,285
Result from the revaluation of pre-funded warrants at fair value	852,834	—	6,963,097	—
Other financial result	852,834	—	6,963,097	103,285
Net financial result	(1,498,284)	1,550,922	3,192,828	4,382,376